Events After The Balance Sheet Date - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 26, 2022 USD ($) shares	Sep. 26, 2022 AUD ($) shares	Aug. 12, 2022 USD ($) Tranche $ / shares shares	Aug. 12, 2022 AUD ($) Tranche $ / shares shares	Jun. 30, 2022	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of net sales					7.00%
Net proceeds on issue of shares						$ 105,477,591	$ 32,951,692
Events after Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issuance of ordinary shares	$ 618,000	$ 940
Events after Reporting Period | Ordinary shares [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of ordinary shares issued | shares	817,824	817,824
Events after Reporting Period | Development Agreement and Pipe Funding
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount committed by investor			$ 170,000,000
Aggregate amount received by investor			680,000,000
Pipeline funding Initial payment			$ 50,000,000
Number of tranches available for remaining payment | Tranche			2	2
Tranche two payment date			Dec. 31, 2022	Dec. 31, 2022
Tranche three payment date			Dec. 31, 2023	Dec. 31, 2023
Percentage of net sales			7.00%	7.00%
Proceeds from issuance of ordinary shares	$ 618,000	$ 940
Events after Reporting Period | Development Agreement and Pipe Funding | Ordinary shares [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of ordinary shares issued | shares	817,824	817,824
Events after Reporting Period | Development Agreement and Pipe Funding | Private Placement of Ordinary Shares or American Depositary Shares ("ADS’s")
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of ordinary shares per ADS			8	8
Net proceeds on issue of shares			$ 70,000,000
Events after Reporting Period | Development Agreement and Pipe Funding | Pipe
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net proceeds on issue of shares			$ 90,000,000
Price per ordinary share | (per share)			$ 0.81	$ 1.15
Events after Reporting Period | Development Agreement and Pipe Funding | Pipe | First Tranche
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net proceeds on issue of shares			$ 41,900,000	$ 60,700
Number of new ordinary shares that may be issued | shares			52,800,000	52,800,000
Events after Reporting Period | Development Agreement and Pipe Funding | Pipe | Second Tranche
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net proceeds on issue of shares			$ 47,500,000
Number of new ordinary shares that may be issued | shares			59,000,000	59,000,000
Events after Reporting Period | Minimum | Development Agreement and Pipe Funding
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount committed by investor			$ 120,000,000
Events after Reporting Period | Maximum | Development Agreement and Pipe Funding
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount committed by investor			$ 170,000,000